Reconciliation of Adjusted Segment Earnings before Interest, Taxes, Depreciation and Amortization (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Total Adjusted Segment EBITDA									$ 321,392	[1]	$ 337,658	[1]	$ 327,364	[1]
Segment depreciation expense									(25,058)		(23,620)		(26,102)
Amortization of intangible assets									(22,407)		(22,371)		(23,910)
Special charges									(29,557)		(15,212)		(51,131)
Goodwill impairment charge	(110,387)								(110,387)
Unallocated corporate expenses, excluding special charges									(74,947)		(71,008)		(67,829)
Interest income and other	1,156	1,584	(363)	3,282	895	486	2,923	2,000	5,659		6,304		4,423
Interest expense	(13,124)	(13,208)	(15,195)	(15,204)	(14,495)	(14,319)	(14,500)	(15,310)	(56,731)		(58,624)		(50,263)
Loss on early extinguishment of debt	(4,850)								(4,850)				(5,161)
Income before income tax provision	$ (72,149)	$ 34,964	$ 11,274	$ 29,025	$ 54,604	$ 45,589	$ 22,065	$ 30,869	$ 3,114		$ 153,127		$ 107,391

[1]	Total Adjusted Segment EBITDA is the total of Adjusted Segment EBITDA for all segments.